Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

The Company has evaluated subsequent events that have occurred after December 31, 2013 and determined that there were no events or transactions occurring during this reporting period which require recognition or disclosure in the financial statements other than as discussed in Note 7.